Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
14.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2020	December 31, 2019

Credit rating system	$-	$54,156
Software	-	4,955
Customer relationship	168,583	157,865
License	2,130,269	1,994,834
Non-Compete Agreements	2,636,015	2,468,427
Other intangible assets	-	244,487
Less: Accumulated amortization	(957,000)	(48,496)
	$3,977,867	$4,876,228

Amortization expenses totaled $877,245, $33,138, and $6,225 for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2021	$928,225
2022	926,685
2023	853,976
2024	213,027
2025	213,027
Thereafter	842,927
$3,977,867